Newbuildings (Details) - Newbuildings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement in Property, Plant and Equipment [Roll Forward]
Opening balance	$ 172.6	$ 312.9
Additions	30.5	441.7
Capitalized interest and loan related costs	7.3	7.1
Re-classified as Drilling rigs	0.0	(589.1)
Re-classified as held for sale	(210.4)	0.0
Closing balance	$ 0.0	$ 172.6